Tax Payable - Schedule of Other Tax Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	R$ 56,051	R$ 51,459
Other tax payable, Non-current	7,797	8,638
PIS [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	5,608	4,602
Other tax payable, Non-current
COFINS [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	24,240	21,029
Other tax payable, Non-current
ICMS [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	666	490
Other tax payable, Non-current
ISS [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	1,833	2,172
Other tax payable, Non-current
IVA [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	13,260	19,914
Other tax payable, Non-current
Installment [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	5,228	559
Other tax payable, Non-current	7,797	8,604
IRRF [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	1,507	846
Other tax payable, Non-current
Other taxes [Member]
Schedule of Other Tax Payable [Line Items]
Other tax payable, Current	3,709	1,847
Other tax payable, Non-current		R$ 34